Capital and funding - Disclosure of Currency Retranslation Gains (Losses) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity and liabilities [abstract]
Currency retranslation gains/(losses) at beginning of period	€ (6,497)	€ (7,674)
Other reserves	240	1,025
Retained profit	487	3
Non-controlling interest	(113)	149
Currency retranslation gains/(losses) at end of period	€ (5,883)	€ (6,497)